Investment Strategy - Transamerica Stock Index	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The fund invests in securities through an underlying master fund. BlackRock Fund Advisors is the investment adviser of the S&P 500® Index Master Portfolio, the underlying master fund in which the fund invests. The fund seeks its investment objective by investing substantially all of its investable assets in the underlying master fund. The underlying master fund seeks its objective by investing in the stocks comprising the Standard & Poor’s (“S&P”) 500® Index[1]. The weightings of stocks in the S&P 500® Index are based on each stock’s relative total market capitalization; that is, its market price per share times the number of shares outstanding. The master fund invests approximately the same percentage of its assets in each stock as the stock represents in the S&P 500® Index. Under normal circumstances, the master fund invests at least 90% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities comprising the S&P 500® Index. The master fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500® Index. The master fund’s ability to match the investment performance of the S&P 500® Index may be affected by, among other things, master fund expenses, the amount of cash and cash equivalents held by the master fund, the manner in which the total return of the S&P 500® Index is calculated, the size of the master fund’s investment portfolio and the timing, frequency and size of cash flows into and out of the master fund. In the future, the fund or the master fund may select another index if it is deemed to be more representative of the performance of publicly traded common stocks in the aggregate. In seeking to replicate or match the performance of the S&P 500® Index, the master fund may use various investment techniques, such as buying and selling futures contracts and options and purchasing indexed securities. The master fund may also lend its portfolio securities. These techniques may increase the master fund’s volatility and may involve a small investment of cash relative to the magnitude of the risk being taken. The master fund intends to be diversified in approximately the same proportion as the S&P 500® Index is diversified. The master fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500® Index. Shareholder approval will not be sought if the master fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index. The fund and the master fund may invest not more than 10% of its total assets, under normal market conditions, in cash and high-quality money market instruments. These investments are made to provide liquidity and when there is an unexpected or abnormal level of investments in or redemptions from the fund or the master fund.